Derivatives	12 Months Ended
Dec. 31, 2020
Derivatives [Abstract]
Disclosure of derivative financial instruments [text block]

01 – Derivatives

Derivative financial instruments and hedging activities

Derivative contracts used by the Group include swaps, futures, forwards, options and other similar types of contracts. In the normal course of business, the Group enters into a variety of derivative transactions for sales, market-making and risk management purposes. The Group’s objectives in using derivative instruments are to meet customers’ risk management needs and to manage the Group’s exposure to risks.

In accordance with the Group’s accounting policy relating to derivatives and hedge accounting as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”, all derivatives are carried at fair value in the balance sheet regardless of whether they are held for trading or non-trading purposes.

Derivatives held for sales and market-making purposes

Sales and market-making

The majority of the Group’s derivatives transactions relate to sales and market-making activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Market-making involves quoting bid and offer prices to other market participants, enabling revenue to be generated based on spreads and volume.

Risk management

The Group uses derivatives in order to reduce its exposure to market risks as part of its asset and liability management. This is achieved by entering into derivatives that hedge specific portfolios of fixed rate financial instruments and forecast transactions as well as strategic hedging against overall balance sheet exposures. The Group actively manages interest rate risk through, among other things, the use of derivative contracts. Utilization of derivative financial instruments is modified from time to time within prescribed limits in response to changing market conditions, as well as to changes in the characteristics and mix of the related assets and liabilities.

Derivatives qualifying for hedge accounting

The Group applies hedge accounting if derivatives meet the specific criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

In fair value hedge relationship, the Group uses primarily interest rate swaps and options, in order to protect itself against movements in the fair value of fixed-rate financial instruments due to movements in market interest rates. In a cash flow hedge relationship, the Group uses interest rate swaps in order to protect itself against exposure to variability in interest rates. The Group enters into foreign exchange forwards and swaps for hedges of translation adjustments resulting from translating the financial statements of net investments in foreign operations into the reporting currency of the parent at period end spot rates.

Interest rate risk

The Group uses interest rate swaps and options to manage its exposure to interest rate risk by modifying the re-pricing characteristics of existing and/or forecasted assets and liabilities, including funding and investment activities. The interest rate swaps and options are designated in either a fair value hedge or a cash flow hedge. For fair value hedges, the Group uses interest rate swaps and options contracts to manage the fair value movements of fixed rate financial instruments due to changes in benchmark interest. For cash flow hedges, we use interest rate swaps to manage the exposure to cash flow variability of our variable rate instruments as a result of changes in benchmark interest rates.

The Group manages its interest rate risk exposure on a portfolio basis with frequent changes in the portfolio due to the origination of new loans and bonds, repayments of existing loans and bonds, issuance of new funding liabilities and repayment of existing funding liabilities. Accordingly, a dynamic hedging accounting approach is adopted for the portfolio, in which individual hedge relationships are designated and de-designated on a more frequent basis (e.g. on a monthly basis).

The Group assesses and measures hedge effectiveness of a hedging relationship based on the change in the fair value or cash flows of the derivative hedging instrument relative to the change in the fair value or cash flows of the hedged item attributable to the hedged risk. Potential sources of ineffectiveness can be attributed to differences between hedging instruments and hedged items:

  –   Mismatches in the terms of hedged items and hedging instruments, for example the frequency and timing of when interest rates are reset, frequency of payment and callable features.
  –   Difference in the discounting rate applied to the hedged item and the hedging instrument, taking into consideration differences in the reset frequency of the hedged item and hedging instrument.
  –   Derivatives used as hedging instrument with a non-zero fair value at inception date of the hedging relationship, resulting in mismatch in terms with the hedged item.

Foreign exchange risk

The Group manages its foreign currency risk (including U.S. dollar and British pound) from investments in foreign operation through net investment hedges using a combination of foreign exchange forwards and swaps as hedging instruments.

As the investments in foreign operations are only hedged to the extent of the notional amount of the hedging derivative instrument the Group generally does not expect to incur significant ineffectiveness on hedges of net investments in foreign operations. Potential sources of ineffectiveness are limited to situations where derivatives with a non-zero fair value at inception date of the hedging relationship are used as hedging instrument, or where the spot foreign currency risk has been designated as hedged risk, resulting in mismatch in terms with the hedged item.

Description of significant assumptions and judgements on the application of interest rate benchmark reform accounting

The main judgement to make regarding the application of IASB Phase 1 benchmark reform surrounded the development of Euribor. The Group expects that Euribor will continue to exist in its current form as a benchmark rate for the foreseeable future. For these reasons, the Group does not consider its hedge accounting, with Euribor as the hedged risk, to be directly affected by interest rate benchmark reform at December 31, 2020.

Hedge Accounting and Interest Rate Benchmarks

The table below shows the Group’s hedge accounting relationships impacted by the IASB Benchmark Reform amendments, the significant interest rate benchmarks the Group is exposed to which are subject to expected future reform, and the nominal amounts of the derivative hedging instruments as at December 31, 2020. The derivative hedging instruments provide a close approximation to the extent of the risk exposure the Group manages through hedge accounting relationships.

Dec 31, 2020
in € m.	Notional
Fair value hedge
CHF LIBOR	493
GBP LIBOR	2,073
JPY LIBOR	1,383
USD LIBOR	20,877

Fair value hedge accounting

Derivatives held as fair value hedges

	Dec 31, 2020			2020	Dec 31, 2019			2019
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as fair value hedges	5,845	1,362	87,937	882	5,385	878	118,125	811

	2020	2019
in € m.	Hedge ineffectiveness	Hedge ineffectiveness
Result of fair value hedges	(175)	(343)

Financial instruments designated as fair value hedges

	Dec 31, 2020						2020
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	25,568	0	100	0	2	0	12
Bonds at amortized cost	831	0	22	0	4	0	63
Long-term debt	0	57,883	0	4,196	0	629	(1,132)
Deposits	0	0	0	0	0	0	0
Loans at amortized cost	0	0	0	0	0	0	0

	Dec 31, 2019						2019
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	11,496	0	327	0	58	0	481
Loans at amortized cost	3,185	0	82	0	(1)	0	100
Long-term debt	0	80,078	0	3,822	0	417	(1,734)
Deposits	0	0	0	0	0	0	0

Cash flow hedge accounting

Derivatives held as cash flow hedges

	Dec 31, 2020			2020	Dec 31, 2019			2019
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as cash flow hedges	79	0	6,171	(14)	25	0	2,714	(2)

Cash flow hedge balances

in € m.	Dec 31, 2020	Dec 31, 2019	Dec 31, 2018
Reported in Equity[1]	11	21	25
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	(14)	(2)	(3)
Gains (losses) removed from equity for the year ended	4	(2)	0
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	(7)	0	0
Ineffectiveness recorded within P&L	(12)	0	0

[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

In accordance with IAS 39.96 the gains and losses posted to equity in a cash flow hedge relationship is the lesser of cumulative gain or loss on the hedging instrument from the inception of the hedge and the cumulative change in fair value of the expected future cash flows on the hedged item from inception of the hedge. As a result, changes of the hedged item’s value used for hedge effectiveness are not fully recorded in equity if it exceeds the hedging instrument’s fair value changes used for hedge effectiveness. Consequently, hedge ineffectiveness recorded within P&L does not always reconcile to the difference between the changes of the hedged item’s value used for hedge effectiveness and the hedging instrument’s fair value changes used for hedge effectiveness.

As of December 31, 2020 the longest term cash flow hedge matures in 2025.

The financial instruments designated as cash flow hedges are recognized as Loans at amortized cost in the Group’s Consolidated Balance Sheet.

Net investment hedge accounting

Derivatives held as net investment hedges

	Dec 31, 2020			2020	Dec 31, 2019			2019
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as net investment hedges	1,617	408	40,277	1,933	556	957	43,546	(413)

	2020		2019
in € m.	Fair value changes recognised in Equity[1]	Hedge ineffectiveness	Fair value changes recognised in Equity[1]	Hedge ineffectiveness
Result of net investment hedges	(1,415)	(186)	795	(386)

[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Profile of derivatives held as net investment hedges

in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2020
Nominal amount Foreign exchange forwards	40,217	60	0	0
Nominal amount Foreign exchange swaps	0	0	0	0
Total	40,217	60	0	0
As of December 31, 2019
Nominal amount Foreign exchange forwards	32,702	78	0	0
Nominal amount Foreign exchange swaps	3,337	3,820	579	3,030
Total	36,039	3,898	579	3,030

The Group uses a combination of a rolling foreign exchange forward strategy and a static foreign currency swap hedging strategy. Over the past 2 financial years, the average foreign currency rate for the Group’s foreign currency Euro/USD swap portfolio was 0.85.